Income Taxes - Components of Income Tax Expense (Details 5) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 0.0	$ 0.0	$ (3.4)
State			0.2	(1.1)	0.2
Foreign			1.8	2.1	1.9
Deferred:
Federal			68.8	7.7	14.0
State			6.5	0.2	1.2
Amount allocated to other comprehensive income			(13.2)	0.0	(22.7)
Change in valuation allowance on beginning-of-the-year deferred tax assets			(0.7)	(1.2)	(1.6)
Income tax expense (benefit)	$ 0.1	$ 7.7	$ 63.4	$ 7.7	$ (10.4)